GuideMark Emerging Markets Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Bermuda - 0.2%
Kunlun Energy Co. Ltd.	66,077	$71,210

Brazil - 3.1%
Ambev SA	18,564	35,299
B3 SA - Brasil Bolsa Balcao	8,712	14,477
Banco Bradesco SA	21,699	37,438
Banco BTG Pactual SA	1,895	8,336
Banco do Brasil SA	28,615	110,960
BB Seguridade Participacoes SA	21,909	128,448
BRF SA	4,882	19,890
Caixa Seguridade Participacoes SA	25,215	58,121
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,711	53,083
Embraer SA (a)	8,478	77,755
JBS SA	13,819	81,573
Natura & Co. Holding SA	16,747	34,560
NU Holdings Ltd. - Class A (a)	12,076	125,107
Petroleo Brasileiro SA	34,877	224,687
PRIO SA (a)	5,802	38,031
Raia Drogasil SA	18,813	66,965
Telefonica Brasil SA	3,044	23,203
TIM SA	9,792	23,081
Ultrapar Participacoes SA	3,674	9,546
Vale SA	11,492	101,631
Vibra Energia SA	9,134	26,349
WEG SA	10,967	93,579
		1,392,119

Cayman Islands - 7.0%
AAC Technologies Holdings, Inc.	9,222	44,225
ANTA Sports Products Ltd.	9,743	96,225
Bosideng International Holdings Ltd.	184,874	91,355
C&D International Investment Group Ltd.	20,290	33,916
China Mengniu Dairy Co. Ltd.	17,164	38,398
Country Garden Holdings Co. Ltd. (a)(b)	910,684	14,452
Geely Automobile Holdings Ltd.	53,600	100,945
Li Ning Co. Ltd.	12,460	26,034
Meituan - Class B (a)(c)	21,802	423,904
Tencent Holdings Ltd.	37,924	2,024,111
Tingyi Cayman Islands Holding Corp.	55,234	71,710
Xiaomi Corp. - Class B (a)(c)	37,863	166,060
Zhen Ding Technology Holding Ltd.	8,610	31,446
		3,162,781

Chile - 0.9%
Banco de Credito e Inversiones SA	1,774	49,213
Cencosud SA	48,550	107,353
Empresas Copec SA	7,852	48,028
Falabella SA	41,259	145,756
Latam Airlines Group SA	5,213,707	71,960
		422,310

China - 19.7%
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	22,900	49,063
Agricultural Bank of China Ltd. - Class A	133,300	97,522
Agricultural Bank of China Ltd. - Class H	260,606	147,899
Alibaba Group Holding Ltd.	81,757	865,263
Aluminum Corp. of China Ltd. - Class A	35,800	36,044
Aluminum Corp. of China Ltd. - Class H	72,294	41,466
Anhui Yingjia Distillery Co. Ltd. - Class A	2,799	20,685
Anker Innovations Technology Co. Ltd. - Class A	5,100	68,216
Baidu, Inc. - Class A (a)	8,038	84,774
Bank of Beijing Co. Ltd. – Class A	58,800	49,547
Bank of Changsha Co. Ltd. - Class A	28,900	35,198
Bank of Chengdu Co. Ltd. - Class A	11,300	26,489
Bank of China Ltd. - Class A	58,600	44,237
Bank of China Ltd. - Class H	510,446	259,746
Bank of Communications Co. Ltd. - Class A	90,100	95,918
Bank of Communications Co. Ltd. - Class H	134,298	110,068
Bank of Hangzhou Co. Ltd. - Class A	12,500	25,024
Bank of Nanjing Co. Ltd. - Class A	56,900	83,017
Bank of Shanghai Co. Ltd. – Class A	66,300	83,106
BeiGene Ltd (a)	2,905	41,419
Beijing Kingsoft Office Software, Inc. - Class A	680	26,644
Beijing Roborock Technology Co. Ltd. - Class A	1,120	33,639
Bloomage Biotechnology Corp. Ltd. - Class A	4,500	31,492
CGN Power Co. Ltd. - Class A	55,400	31,337
CGN Power Co. Ltd. - Class H (c)	89,945	32,860
Changchun High-Tech Industry Group Co. Ltd. - Class A	1,500	20,432
China CITIC Bank Corp. Ltd. - Class H	187,452	129,300
China Coal Energy Co. Ltd. - Class H	93,916	112,095
China Communications Services Corp. Ltd. - Class H	222,759	130,075
China Construction Bank Corp. - Class A	35,800	43,116
China Construction Bank Corp. - Class H	549,881	455,563
China Everbright Bank Co. Ltd. - Class A	100,600	53,336
China Everbright Bank Co. Ltd. - Class H	301,145	116,611
China Feihe Ltd. (c)	84,652	58,903
China Hongqiao Group Ltd.	27,340	41,032
China Merchants Bank Co. Ltd. - Class H	10,938	55,832
China Minsheng Banking Corp. Ltd. - Class H	56,872	25,099
China National Medicines Corp. Ltd. - Class A	4,800	22,505
China National Nuclear Power Co. Ltd. - Class A	22,700	32,426
China Pacific Insurance Group Co. Ltd. - Class A	6,000	28,016
China Pacific Insurance Group Co. Ltd. - Class H	18,086	58,184
China Petroleum & Chemical Corp. - Class H	27,943	15,942
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	4,275	25,975
China Shenhua Energy Co. Ltd. - Class A	9,200	54,801
China Shenhua Energy Co. Ltd. - Class H	12,708	54,820
China Tower Corp. Ltd. - Class H (c)	165,563	23,777
China United Network Communications Ltd. - Class A	54,477	39,626
China Yangtze Power Co. Ltd. - Class A	15,900	64,379
Chongqing Brewery Co. Ltd. - Class A	4,700	40,582
Chongqing Rural Commercial Bank Co. Ltd. - Class A	65,300	54,134
CNOOC Energy Technology & Services Ltd. - Class A	34,400	20,130
COSCO Shipping Holdings Co. Ltd. - Class A	16,800	35,671
COSCO Shipping Holdings Co. Ltd. - Class H	59,747	97,813
CRRC Corp. Ltd. - Class A	21,500	24,682
Dong-E-E-Jiao Co. Ltd. - Class A	1,836	15,777
Ecovacs Robotics Co. Ltd. - Class A	6,700	43,125
Eoptolink Technology, Inc. Ltd. – Class A	2,590	40,691
Fuyao Glass Industry Group Co. Ltd. - Class A	8,300	70,956
GD Power Development Co. Ltd. - Class A	37,670	23,631
Giant Biogene Holding Co. ltd (c)	7,331	46,811
Gree Electric Appliances, Inc. of Zhuhai - Class A	10,000	62,272
Guangzhou Automobile Group Co. Ltd. - Class A	19,700	25,162
Haidilao International Holding Ltd. (c)	46,955	94,794
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. - Class A	13,181	30,516
Hisense Home Appliances Group Co. Ltd. – Class A	4,662	14,664
Hithink RoyalFlush Information Network Co. Ltd. - Class A	855	33,680
HLA Group Corp. Ltd. - Class A	39,100	40,180
Huadong Medicine Co. Ltd. - Class A	4,212	19,967
Huaibei Mining Holdings Co. Ltd. - Class A	17,700	34,110
Huaneng Lancang River Hydropower, Inc. - Class A	24,169	31,490
Huaxia Bank Co. Ltd. - Class A	63,100	69,242
Hubei Jumpcan Pharmaceutical Co. Ltd. - Class A	8,100	32,269
Hundsun Technologies, Inc. - Class A	5,200	19,936
Industrial & Commercial Bank of China Ltd. - Class A	71,100	67,412
Industrial & Commercial Bank of China Ltd. - Class H	251,099	167,403
Industrial Bank Co. Ltd. - Class A	9,800	25,722
Inner Mongolia Dian Tou Energy Corp. Ltd. - Class A	9,300	24,949
JD Logistics, Inc. (a)(c)	35,609	58,033
JD.com, Inc. - Class A	9,211	159,933
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	8,200	51,579
Jiangsu Nhwa Pharmaceutical Co. Ltd. – Claas A	9,200	30,687
Kuaishou Technology (a)(c)	13,060	68,507
Kuang-Chi Technologies Co. Ltd. - Class A	11,800	77,112
Kweichow Moutai Co. Ltd. - Class A	300	62,637
Li Auto, Inc. - Class A (a)	2,374	28,356
Longfor Group Holdings Ltd. (c)	54,322	68,892
Luzhou Laojiao Co. Ltd. - Class A	1,019	17,477
Midea Group Co. Ltd. - Class A	3,900	40,181
MINISO Group Holding Ltd.	3,410	20,366
Nanjing Iron & Steel Co. Ltd. - Class A	23,342	14,995
NetEase, Inc.	9,634	171,484
New Oriental Education & Technology Group, Inc.	13,493	86,059
Ningbo Sanxing Medical Electric Co. Ltd. - Class A	16,500	69,533
Nongfu Spring Co. Ltd. - Class H (c)	19,382	83,780
People's Insurance Co. Group of China Ltd. - Class A	43,100	45,006
People's Insurance Co. Group of China Ltd. - Class H	120,428	59,670
PetroChina Co. Ltd. - Class A	61,600	75,580
PetroChina Co. Ltd. - Class H	242,655	189,842
PICC Property & Casualty Co. Ltd. - Class H	80,990	127,381
Ping An Insurance Group Co. of China Ltd. - Class H	27,447	161,096
Pop Mart International Group Ltd. (c)	9,943	113,687
Qifu Technology, Inc. - ADR	3,365	129,149
SAIC Motor Corp. Ltd. - Class A	17,100	48,512
Seres Group Co. Ltd. - Class A	1,744	31,821
Shaanxi Coal Industry Co. Ltd. - Class A	12,322	39,251
Shandong Himile Mechanical Science & Technology Co. Ltd. - Class A	4,000	27,497
Shandong Nanshan Aluminum Co. Ltd. – Class A	44,000	23,566
Shandong Sun Paper Industry JSC Ltd. - Class A	9,993	20,354
Shanghai Pudong Development Bank Co. Ltd. - Class A	53,300	75,155
Shanghai Rural Commercial Bank Co. Ltd. - Class A	38,700	45,114
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	1,100	27,765
Shenergy Co. Ltd. - Class A	17,900	23,274
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	600	20,957
Sichuan Chuantou Energy Co. Ltd. - Class A	13,600	32,141
Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	6,551	26,868
Sieyuan Electric Co. Ltd. - Class A	2,100	20,916
Sinopharm Group Co. Ltd. - Class H	17,239	47,019
Suzhou TFC Optical Communication Co. Ltd. – Class A	5,040	62,642
Tian Di Science & Technology Co. Ltd. - Class A	20,000	16,930
Tianqi Lithium Corp. - Class A	9,039	40,837
Vipshop Holdings Ltd. - ADR	8,169	110,036
Want Want China Holdings, Ltd.	57,190	33,442
Western Mining Co. Ltd. - Class A	9,500	20,900
Wintime Energy Group Co. Ltd. - Class A	247,700	58,016
WUS Printed Circuit Kunshan Co. Ltd. – Class A	5,900	31,961
Yifeng Pharmacy Chain Co. Ltd. - Class A	5,632	18,628
Yum China Holdings, Inc.	2,665	128,373
Yunnan Yuntianhua Co. Ltd. - Class A	8,000	24,439
Yutong Bus Co. Ltd. - Class A	32,734	118,286
Zhejiang Dahua Technology Co. Ltd. - Class A	8,000	17,525
Zhejiang Expressway Co. Ltd. - Class H	48,758	34,948
Zhejiang NHU Co. Ltd. - Class A (a)	6,400	19,267
Zhejiang Supor Co. Ltd. - Class A	6,812	49,651
Zhejiang Wanfeng Auto Wheel Co. Ltd. - Class A	21,200	54,996
Zhejiang Zheneng Electric Power Co. Ltd. - Class A	21,700	16,827
Zhongji Innolight Co. Ltd. - Class A	1,701	28,537
Zhongji Innolight Co. Ltd. - Class A	347	5,822
Zhongjin Gold Corp. Ltd. - Class A	12,711	20,949
Zijin Mining Group Co. Ltd. - Class A	8,100	16,772
ZTE Corp. - Class A	4,502	24,878
ZTE Corp. - Class H	6,301	19,630
		8,885,813

Colombia - 0.2%
Bancolombia SA	7,734	66,288

Czech Republic - 0.4%
CEZ AS	491	19,315
Komercni Banka AS	1,557	54,374
Moneta Money Bank AS (c)	16,481	83,804
		157,493

Egypt - 0.5%
Commercial International Bank - Egypt (CIB)	67,113	103,626
Eastern Co. SAE	109,973	63,812
Talaat Moustafa Group	48,245	53,142
		220,580

Hong Kong - 1.4%
China Resources Pharmaceutical Group Ltd. (c)	154,425	112,971
China Taiping Insurance Holdings Co. Ltd.	95,404	141,723
CITIC Ltd.	52,460	61,572
CSPC Pharmaceutical Group Ltd.	109,684	66,863
Far East Horizon Ltd.	62,841	45,770
Lenovo Group Ltd.	86,349	111,007
Sino Biopharmaceutical Ltd.	59,913	24,491
Sinotruk Hong Kong Ltd.	24,692	72,186
		636,583

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	4,407	30,333
OTP Bank Nyrt	1,819	99,413
		129,746

India - 18.6%
Adani Ports & Special Economic Zone Ltd.	1,470	21,085
Adani Power Ltd. (a)	10,253	63,248
Ambuja Cements Ltd.	1,730	10,801
Apollo Hospitals Enterprise Ltd.	252	21,443
Asian Paints Ltd.	704	18,731
Aurobindo Pharma Ltd.	1,013	15,759
Axis Bank Ltd.	6,751	83,713
Bajaj Auto Ltd.	591	60,632
Bajaj Finance Ltd.	302	24,015
Bank of Baroda	40,011	112,104
Bharat Electronics Ltd.	28,001	95,554
Bharat Forge Ltd.	1,875	28,412
Bharat Petroleum Corp. Ltd.	22,147	75,305
Bharti Airtel Ltd.	8,188	151,606
Bosch Ltd.	86	34,236
Britannia Industries Ltd.	1,108	61,585
Canara Bank	76,165	88,731
CG Power & Industrial Solutions Ltd.	10,597	89,892
Cipla Ltd.	4,501	80,215
Coal India Ltd.	3,079	13,781
Colgate-Palmolive India Ltd.	4,611	144,235
Cummins India Ltd.	1,727	65,865
Divi's Laboratories Ltd.	288	20,497
Dixon Technologies India Ltd.	300	62,687
Dr Reddy's Laboratories Ltd.	6,619	107,171
Godrej Consumer Products Ltd.	1,012	12,768
HCL Technologies Ltd.	11,573	258,418
HDFC Asset Management Co. Ltd. (c)	1,107	54,191
HDFC Bank Ltd.	17,796	368,027
Hindalco Industries Ltd.	19,633	137,771
Hindustan Aeronautics Ltd.	2,418	117,685
Hindustan Petroleum Corp. Ltd.	18,196	86,505
Hindustan Unilever Ltd.	1,646	44,705
ICICI Bank Ltd.	25,648	383,228
IDFC First Bank Ltd. (a)	28,379	20,879
Indian Hotels Co. Ltd.	7,027	71,824
Indian Oil Corp. Ltd.	20,112	31,872
Indus Towers Ltd. (a)	9,288	36,967
Info Edge India Ltd.	263	26,594
Infosys Ltd.	16,596	363,544
InterGlobe Aviation Ltd. (a)(c)	1,090	57,859
ITC Ltd.	19,655	110,823
Jindal Stainless Ltd.	3,937	32,067
Kalyan Jewellers India Ltd.	3,460	30,902
Larsen & Toubro Ltd.	3,216	135,183
LTIMindtree Ltd. (c)	1,341	87,183
Lupin Ltd.	3,120	85,712
Mahindra & Mahindra Ltd.	2,917	102,104
Marico Ltd.	9,039	67,458
Maruti Suzuki India Ltd.	265	33,521
Max Healthcare Institute Ltd.	2,743	36,057
Mphasis Ltd.	2,739	90,716
MRF Ltd.	17	25,887
Muthoot Finance Ltd.	1,379	34,338
Nestle India Ltd.	4,344	109,998
NMDC Ltd.	32,310	24,787
NTPC Ltd.	33,542	130,301
Oil & Natural Gas Corp. Ltd.	76,369	213,162
Oracle Financial Services Software Ltd.	602	89,601
Page Industries Ltd.	185	102,552
PB Fintech Ltd. (a)	1,200	29,460
Persistent Systems Ltd.	1,696	127,492
Petronet LNG Ltd.	22,077	89,100
Pidilite Industries Ltd.	418	14,173
Polycab India Ltd.	662	56,094
Power Finance Corp. Ltd.	40,696	212,597
Power Grid Corp. of India Ltd.	28,797	103,649
Punjab National Bank	37,145	44,438
REC Ltd.	29,194	170,217
Reliance Industries Ltd.	23,292	329,875
Samvardhana Motherson International Ltd.	50,394	91,487
Shriram Finance Ltd.	1,481	49,855
Siemens Ltd.	902	68,693
State Bank of India	16,763	155,306
Sun Pharmaceutical Industries Ltd.	3,960	87,147
Supreme Industries Ltd.	622	34,091
Suzlon Energy Ltd. (a)	87,090	63,065
Tata Consultancy Services Ltd.	5,564	265,522
Tata Elxsi Ltd.	668	52,919
Tata Motors Ltd.	28,224	243,267
Tata Power Co. Ltd.	3,732	17,060
Tata Steel Ltd.	13,795	22,193
Tech Mahindra Ltd.	6,385	126,807
Thermax Ltd.	557	26,246
Torrent Pharmaceuticals Ltd.	1,599	62,675
Torrent Power Ltd.	1,026	17,773
Trent Ltd.	1,663	137,979
TVS Motor Co. Ltd.	739	20,401
UltraTech Cement Ltd.	514	68,466
Union Bank of India Ltd.	48,500	67,923
UPL Ltd.	10,304	60,191
Varun Beverages Ltd.	10,942	81,605
Vedanta Ltd.	8,858	45,902
Voltas Ltd.	2,063	43,050
Wipro Ltd.	14,506	50,974
Zomato Ltd. (a)	25,394	82,260
Zydus Lifesciences Ltd.	1,972	22,338
		8,408,782

Indonesia - 1.4%
Alamtri Resources Indonesia Tbk PT	381,268	57,414
Amman Mineral Internasional PT (a)	40,911	21,458
Bank Central Asia Tbk PT	123,856	74,238
Bank Mandiri Persero Tbk PT	188,894	66,491
Bank Rakyat Indonesia Persero Tbk PT	225,736	56,987
Chandra Asri Pacific Tbk PT	168,341	78,444
Indofood Sukses Makmur Tbk PT	213,509	102,145
Kalbe Farma Tbk PT	364,996	30,842
Sumber Alfaria Trijaya Tbk PT	436,922	77,367
Telkom Indonesia Persero Tbk PT	164,206	27,486
Unilever Indonesia Tbk PT	337,039	39,500
		632,372

Ireland - 0.7%
PDD Holdings, Inc. - ADR (a)	3,024	293,298

Luxembourg - 0.1%
Reinet Investments SCA	1,203	28,505

Mexico - 1.7%
Alfa SAB de CV - Class A	88,214	63,587
Arca Continental SAB de CV	5,466	45,228
Cemex SAB de CV	248,498	139,558
Coca-Cola Femsa SAB de CV	6,128	47,649
Fomento Economico Mexicano SAB de CV	8,812	75,188
Gruma SAB de CV - Class B	2,407	37,559
Grupo Aeroportuario del Sureste SAB de CV - Class B	966	24,845
Grupo Bimbo SAB de CV - Class A	22,325	59,263
Grupo Comercial Chedraui SAB de CV	6,562	39,502
Grupo Financiero Banorte SAB de CV	10,427	67,190
Grupo Financiero Inbursa SAB de CV (a)	6,795	14,156
Grupo Mexico SAB de CV - Class B	10,922	52,004
Kimberly-Clark de Mexico SAB de CV - Class A	10,386	14,624
Wal-Mart de Mexico SAB de CV	34,632	91,152
		771,505

Netherlands - 0.1%
NEPI Rockcastle NV	7,478	54,681

Peru - 0.3%
Credicorp Ltd.	343	62,879
Southern Copper Corp.	652	59,418
		122,297

Philippines - 0.2%
Bank of the Philippine Islands	10,746	22,664
International Container Terminal Services, Inc.	8,994	59,867
Metropolitan Bank & Trust Co.	18,718	23,179
		105,710

Poland - 1.0%
Alior Bank SA	911	18,971
Bank Polska Kasa Opieki SA	1,261	42,151
CD Projekt SA	1,486	68,921
Dino Polska SA (a)(c)	1,076	101,779
LPP SA	21	79,014
ORLEN SA	1,650	18,913
Powszechna Kasa Oszczednosci Bank Polski SA	5,269	76,278
Powszechny Zaklad Ubezpieczen SA	1,928	21,416
Santander Bank Polska SA	221	24,533
		451,976

Qatar - 0.8%
Commercial Bank PSQC	38,147	45,579
Ooredoo QPSC	43,064	136,608
Qatar Islamic Bank QPSC	3,203	18,793
Qatar National Bank QPSC	30,367	144,177
		345,157

Republic of Korea - 10.8%
Alteogen, Inc. (a)	348	72,293
Amorepacific Corp.	890	62,983
CJ CheilJedang Corp.	516	88,871
Coway Co. Ltd.	2,559	115,461
DB Insurance Co. Ltd.	2,290	159,110
GS Holdings Corp.	3,022	80,161
Hana Financial Group, Inc.	3,289	125,848
Hankook Tire & Technology Co. Ltd.	2,286	59,025
Hanmi Pharm Co. Ltd.	325	61,460
Hanmi Semiconductor Co. Ltd.	911	49,939
Hanwha Aerospace Co. Ltd.	674	148,609
HD Hyundai Co. Ltd.	1,891	101,395
HD Hyundai Electric Co. Ltd.	386	99,243
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	882	135,642
HLB, Inc. (a)	461	22,633
Hyundai Glovis Co. Ltd.	1,372	109,445
Hyundai Mobis Co. Ltd.	649	103,215
Hyundai Rotem Co. Ltd.	1,193	40,020
Industrial Bank of Korea	14,389	139,492
KB Financial Group, Inc.	3,072	172,987
Kia Corp.	2,153	145,693
Korea Electric Power Corp. (a)	2,191	29,681
Korea Investment Holdings Co. Ltd.	1,637	78,498
Korea Zinc Co. Ltd.	60	40,640
Korean Air Lines Co. Ltd.	3,702	56,328
Krafton, Inc. (a)	137	28,869
KT&G Corp.	660	47,756
LG Electronics, Inc.	1,630	91,580
LG H&H Co. Ltd.	441	90,709
LG Uplus Corp.	17,913	125,251
Meritz Financial Group, Inc.	3,475	244,141
Naver Corp.	155	20,682
NCSoft Corp.	360	44,454
Netmarble Corp. (a)(c)	390	13,560
NH Investment & Securities Co. Ltd.	4,085	38,454
Orion Corp.	1,112	76,813
Samsung C&T Corp.	394	30,444
Samsung Electro-Mechanics Co. Ltd.	277	22,975
Samsung Electronics Co. Ltd.	26,151	933,246
Samsung Fire & Marine Insurance Co. Ltd.	140	33,893
Samsung Life Insurance Co. Ltd.	433	27,708
Shinhan Financial Group Co. Ltd.	3,603	116,834
SK Biopharmaceuticals Co. Ltd. (a)	797	59,517
SK Hynix, Inc.	2,775	317,988
SK Telecom Co. Ltd.	2,581	96,715
Woori Financial Group, Inc.	10,501	109,413
Yuhan Corp.	305	24,574
		4,894,248

Russia - 0.0%(d)
Magnit PJSC (b)	1,813	0
PhosAgro PJSC - GDR (a)(b)	5,197	0
PhosAgro PJSC - GDR (a)(b)	33	0
Polyus PJSC - GDR (a)(b)	994	0
Rosneft Oil Co. PJSC (a)(b)	13,382	0
Sberbank of Russia PJSC (a)(b)	120,116	0
VTB Bank PJSC (a)(b)	25,684	0
		0

Singapore - 0.1%
Trip.com Group Ltd. (a)	858	59,048

South Africa - 3.3%
Absa Group Ltd.	7,060	70,763
Aspen Pharmacare Holdings Ltd.	1,868	16,318
Bid Corp. Ltd.	3,924	89,531
Bidvest Group Ltd.	2,662	37,156
Capitec Bank Holdings Ltd.	481	79,906
Clicks Group Ltd.	3,652	72,203
Exxaro Resources Ltd.	4,901	40,834
FirstRand Ltd.	27,764	111,367
Gold Fields Ltd.	647	8,465
Harmony Gold Mining Co. Ltd.	2,259	18,108
Kumba Iron Ore Ltd.	2,710	46,980
MTN Group Ltd.	17,514	85,122
Naspers Ltd.	466	103,199
Nedbank Group Ltd.	7,077	105,645
Old Mutual Ltd.	135,406	90,042
OUTsurance Group Ltd.	34,684	122,222
Pepkor Holdings Ltd. (c)	38,575	59,084
Sanlam Ltd.	14,286	65,816
Shoprite Holdings Ltd.	4,548	70,731
Standard Bank Group Ltd.	9,042	106,254
Woolworths Holdings Ltd.	33,147	109,304
		1,509,050

Taiwan, Province of China - 19.3%
Accton Technology Corp.	1,377	32,365
Advantech Co. Ltd.	4,410	46,509
ASE Technology Holding Co. Ltd.	32,114	157,694
Asia Vital Components Co. Ltd.	2,137	40,314
Asustek Computer, Inc.	3,221	60,375
Catcher Technology Co. Ltd.	5,147	30,404
Cathay Financial Holding Co. Ltd.	31,274	65,046
Cheng Shin Rubber Industry Co. Ltd.	11,766	17,573
China Airlines Ltd.	59,889	46,790
Chunghwa Telecom Co. Ltd.	4,797	18,058
Compal Electronics, Inc.	108,209	123,890
CTBC Financial Holding Co. Ltd.	69,590	82,843
Delta Electronics, Inc.	7,377	96,559
eMemory Technology, Inc.	1,529	156,214
Eva Airways Corp.	50,844	68,706
Evergreen Marine Corp. Taiwan Ltd.	7,530	51,653
Far Eastern New Century Corp.	77,139	74,283
Feng TAY Enterprise Co. Ltd.	12,949	52,429
Fortune Electric Co. Ltd.	3,186	54,545
Fubon Financial Holding Co. Ltd.	34,816	95,744
Global Unichip Corp.	1,464	60,446
Hon Hai Precision Industry Co. Ltd.	51,229	286,404
International Games System Co. Ltd.	5,126	152,205
Jentech Precision Industrial Co. Ltd.	1,056	48,962
KGI Financial Holding Co. Ltd.	135,776	71,129
MediaTek, Inc.	12,415	533,718
Mega Financial Holding Co. Ltd.	0	0
Nien Made Enterprise Co. Ltd.	7,162	79,951
Novatek Microelectronics Corp.	8,349	127,542
Pegatron Corp.	31,716	88,688
Pou Chen Corp.	101,977	114,588
President Chain Store Corp.	11,257	90,260
Quanta Computer, Inc.	7,823	68,087
Realtek Semiconductor Corp.	7,597	131,295
SinoPac Financial Holdings Co. Ltd.	91,425	63,741
Synnex Technology International Corp.	18,885	40,744
Taiwan Business Bank	72,998	33,028
Taiwan Mobile Co. Ltd.	9,261	32,044
Taiwan Semiconductor Manufacturing Co. Ltd.	151,824	4,934,288
Uni-President Enterprises Corp.	78,804	194,283
Voltronic Power Technology Corp.	1,096	62,039
Wistron Corp.	11,224	35,460
Yuanta Financial Holding Co. Ltd.	69,572	72,011
		8,692,907

Thailand - 1.1%
Advanced Info Service PCL - NVDR	3,436	28,829
Bumrungrad Hospital PCL - NVDR	6,853	40,008
Charoen Pokphand Foods PCL - NVDR	42,836	28,605
Delta Electronics Thailand PCL - NVDR	23,194	102,790
Gulf Energy Development PCL - NVDR	13,292	23,106
Intouch Holdings Plc - NVDR	18,090	51,328
Krung Thai Bank PCL - NVDR	115,383	70,991
PTT Exploration & Production PCL - NVDR	2,798	9,835
PTT PCL - NVDR	78,733	73,406
TMBThanachart Bank PCL - NVDR	237,026	12,917
True Corp. PCL (a)	198,121	64,312
		506,127

Turkey - 1.6%
Akbank TAS	63,174	115,675
BIM Birlesik Magazalar AS	7,214	107,787
Haci Omer Sabanci Holding AS	11,123	30,152
KOC Holding AS	2,255	11,381
Turk Hava Yollari AO (a)	13,774	109,304
Turkcell Iletisim Hizmetleri AS	21,177	55,457
Turkiye Is Bankasi - Class C	452,390	172,904
Yapi ve Kredi Bankasi AS	135,465	117,065
		719,725

United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	14,982	42,474
Abu Dhabi Islamic Bank PJSC	17,866	67,221
Abu Dhabi National Oil Co. for Distribution PJSC	12,390	11,874
ADNOC Drilling Co. PJSC	15,229	22,090
Aldar Properties PJSC	11,515	24,067
Americana Restaurants International PLC	74,022	44,518
Emaar Properties PJSC	83,571	292,753
Emirates NBD Bank PJSC	12,146	70,976
First Abu Dhabi Bank PJSC	7,518	28,117
		604,090
TOTAL COMMON STOCKS (Cost $31,439,042)		43,344,401

INVESTMENT COMPANIES - 5.2%	Shares	Value
China – 2.0% iShares Core MSCI Emerging Markets ETF	17,563	917,140

Brazil – 3.2% iShares MSCI Saudi Arabia ETF (e)	35,372	1,444,592
TOTAL INVESTMENT COMPANIES (Cost $2,072,210)		2,361,732

PREFERRED STOCKS - 1.9%	Shares	Value
Brazil - 1.4%
Banco Bradesco SA - Preference Shares	30,105	56,607
Centrais Eletricas Brasileiras SA - Preference Shares	3,542	21,672
Cia Energetica de Minas Gerais - Preference Shares	41,221	73,534
Gerdau SA - Preference Shares	20,385	59,528
Itau Unibanco Holding SA - Preference Shares	37,716	186,578
Petroleo Brasileiro SA - Preference Shares	43,220	255,624
		653,543

Colombia - 0.2%
Bancolombia SA	10,690	85,503

Republic of Korea - 0.3%
Hyundai Motor Co.	–	$–
1st Preference Shares	302	30,995
2nd Preference Shares	202	21,197
Samsung Electronics Co. Ltd.,	2,759	81,948
		134,140
TOTAL PREFERRED STOCKS (Cost $701,544)		873,186

SHORT-TERM INVESTMENTS - 1.4%		Value
Investments Purchased with Proceeds from Securities Lending - 1.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (f)	612,540	612,540

Money Market Funds - 0.0%(d)	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (f)	58	58
TOTAL SHORT-TERM INVESTMENTS (Cost $612,598)		612,598

TOTAL INVESTMENTS - 104.6% (Cost $34,825,394)		47,191,917
Liabilities in Excess of Other Assets - (4.6)%		(2,062,641)
TOTAL NET ASSETS - 100.0%		$45,129,276
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $14,452 or 0.0% of net assets as of December 31, 2024.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $1,810,439 or 4.0% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $602,798 which represented 1.3% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Sector Classification as of December 31, 2024 (% of Net Assets)

Information Technology	$10,821,240	24.0%
Financials	10,456,414	24.0
Consumer Discretionary	5,799,819	12.6
Communication Services	3,772,694	8.5
Consumer Staples	3,346,427	7.3
Industrials	3,292,867	7.3
Energy	2,309,118	5.0
Materials	1,480,654	3.0
Health Care	1,426,438	3.0
Utilities	970,013	2.1
Real Estate	541,903	1.2
Investments Purchased with Proceeds from Securities Lending	612,540	1.4
Money Market Funds	58	0.0
Other Assets in Excess of Other Assets	299,091	0.6
	45,129,276	100.0%